Subscriptions, Withdrawals, And Distributions (Details)	12 Months Ended
Dec. 31, 2013
Subscriptions, Withdrawals, And Distributions [Abstract]
Number of days prior written notice, non-managing members may withdraw interest	5 days
Percentage of amount withdrawn payable to relevant series	1.00%